Financial instruments and risk management - Maturity analysis of liquidity risk (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 1,221,574	$ 1,846,990
Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	867,086	677,744
One year to five years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	281,704	1,097,642
Greater than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	72,784	71,604
Bank indebtedness
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	170,000	283,813
Bank indebtedness | Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	170,000	283,813
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	639,837	376,303
Trade and other payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	639,837	376,303
Advances from related parties
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		1,050,064
Advances from related parties | One year to five years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows		1,050,064
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	411,737	136,810
Long-term debt | Less than one year
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	57,249	17,628
Long-term debt | One year to five years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	281,704	47,578
Long-term debt | Greater than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 72,784	$ 71,604